Intangibles	6 Months Ended
Jun. 30, 2020
Intangibles
Intangibles

13.  Intangibles

Changes in intangibles are as follows:

	Goodwill	Concessions	Contract right	Software	Research and development project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	69	—	8	—	77
Disposals	—	(3)	—	—	—	(3)
Amortization	—	(92)	(1)	(12)	—	(105)
Translation adjustment	(514)	(1,042)	(11)	(14)	(181)	(1,762)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706
Cost	3,115	3,792	223	683	503	8,316
Accumulated amortization	—	(890)	(95)	(625)	—	(1,610)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706

	Goodwill	Concessions	Contract right	Software	Research and development project and patents (i)	Total
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	217	—	26	497	740
Disposals	—	(12)	—	—	—	(12)
Amortization	—	(137)	(1)	(39)	—	(177)
Translation adjustment	87	46	5	3	(12)	129
Balance at June 30, 2019	3,740	4,175	141	101	485	8,642
Cost	3,740	5,253	214	984	485	10,676
Accumulated amortization	—	(1,078)	(73)	(883)	—	(2,034)
Balance at June 30, 2019	3,740	4,175	141	101	485	8,642

(i)	Refers mainly to the acquisition of New Steel Global N.V. (note 12c).

Concessions

The Federal Court of Audit approved on July 29, 2020 (subsequent event), the early extension of the Vitória Minas Railroad (EFVM) and Carajás Railroad (EFC) concessions. The Company will assess the terms and consequences of this decision to submit the proposal, with the required counterparts, to its Board of Directors.